FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The Internal Revenue Service ("IRS") has determined and informed the Company by a letter dated April 24, 2024, that the Plan and related trust were designed in accordance with the applicable regulations of the IRC. Although the Plan has been amended since receiving the determination letter, the Company and Plan management believe that the Plan is currently designed and operated in compliance with the applicable requirements of the IRC, and the Plan and related trust continue to be tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.
GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. As of December 31, 2025 and 2024, the Company has analyzed the tax positions by the Plan and has concluded that there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan administrator believes the Plan is no longer subject to income tax examinations for years prior to 2022.